Income Taxes (Details 3) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	₪ (92,942)	₪ (81,059)
Charge to profit and loss account	160	399
Deconsolidation	92,472	(17,365)
Foreign currency translation adjustments	310	5,083
Ending balance		(92,942)
Differences between book value of property, plant and equipment and value for income tax purposes[Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(92,472)	(82,990)
Charge to profit and loss account		1,319
Deconsolidation	92,472	(17,046)
Foreign currency translation adjustments		6,245
Ending balance		(92,472)
Temporary difference associated with investment in subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(7,216)
Charge to profit and loss account	7,216	(7,216)
Deconsolidation
Foreign currency translation adjustments
Ending balance		(7,216)
Timing differences - income and expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(8,654)	(15,969)
Charge to profit and loss account	1,880	6,721
Deconsolidation		(319)
Foreign currency translation adjustments	291	913
Ending balance	(6,483)	(8,654)
Carry forward tax losses and deductions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	15,400	17,900
Charge to profit and loss account	(8,936)	(425)
Deconsolidation
Foreign currency translation adjustments	19	(2,075)
Ending balance	₪ 6,483	₪ 15,400